UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2014 (Unaudited)

DWS Select Alternative Allocation Fund
	Shares	Value ($)
Mutual Funds 84.4%
DWS Diversified Market Neutral Fund "Institutional" (a)	8,436,995	73,570,594
DWS Enhanced Commodity Strategy Fund "Institutional"* (a)	4,212,996	67,365,802
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	6,928,323	75,172,308
DWS Floating Rate Fund "Institutional" (a)	9,802,103	92,433,830
DWS Global Inflation Fund "Institutional" (a)	3,911,530	40,249,642
DWS RREEF Global Infrastructure Fund "Institutional" (a)	7,283,966	108,749,617
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	1,969,752	17,392,910
DWS RREEF Real Estate Securities Fund "Institutional" (a)	522,167	11,874,082

Total Mutual Funds (Cost $442,183,219)		486,808,785
Exchange-Traded Funds 13.9%
PowerShares DB U.S. Dollar Index Bullish Fund* (b)	453,261	9,731,514
SPDR Barclays Convertible Securities Fund	1,419,986	70,232,507

Total Exchange-Traded Funds (Cost $70,647,071)		79,964,021
Cash Equivalents 2.5%
Central Cash Management Fund, 0.05% (a) (c) (Cost $14,313,338)	14,313,338	14,313,338

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $527,143,628) †	100.8	581,086,144
Other Assets and Liabilities, Net	(0.8)	(4,336,071)

Net Assets	100.0	576,750,073

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $530,257,859.  At May 31, 2014, net unrealized appreciation for all securities based on tax cost was $50,828,285.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $61,060,692 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,232,407.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DB Commodity Services LLC, a subsidiary of Deutsche Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended May 31, 2014 is as follows:

Affiliate	Value ($) at 8/31/2013	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 05/31/2014
DWS Diversified Market Neutral Fund	101,584,886	10,731,911	28,714,000	(2,140,253)	—	10,635,910	73,570,594
DWS Enhanced Commodity Strategy Fund	92,122,806	274,000	27,201,000	(8,266,718)	—	—	67,365,802
DWS Enhanced Emerging Markets Fixed Income Fund	85,329,526	13,678,669	28,420,100	(1,530,034)	2,133,670	—	75,172,308
DWS Floating Rate Fund	101,135,330	9,961,857	18,687,000	(64,507)	2,976,858	—	92,433,830
DWS Global Inflation Fund	58,151,711	7,062,810	26,249,000	(2,038,500)	660,809	—	40,249,642
DWS RREEF Global Infrastructure Fund	88,883,772	14,104,958	12,857,000	408,202	785,877	2,292,081	108,749,617
DWS RREEF Global Real Estate Securities Fund	16,174,113	4,231,987	5,079,000	363,777	669,987	—	17,392,910
DWS RREEF Real Estate Securities Fund	—	11,823,000	—	—	—	—	11,874,082
Power-Shares DB U.S. Dollar Index Bullish Fund	6,737,172	6,402,202	2,985,248	(192,392)	—	—	9,731,514
Central Cash Management Fund	1,835,149	127,151,680	114,673,491	—	1,157	—	14,313,338
Total	551,954,465	205,423,074	264,865,839	(13,460,425)	7,228,358	12,927,991	510,853,637

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$486,808,785	$—	$—	$486,808,785
Exchange-Traded Funds	79,964,021	—	—	79,964,021
Short-Term Investments	14,313,338	—	—	14,313,338
Total	$581,086,144	$—	$—	$581,086,144

There have been no transfers between fair value measurement levels during the period ended May 31, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Select Alternative Allocation Fund, a series of DWS Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2014